Income Taxes - Additional Information (Detail) - INR (₨) ₨ / shares in Units, ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of income tax expense [line items]
Deferred tax asset of unused tax losses not recognized	₨ 8,676	₨ 8,124
Tax loss carry-forwards	31,993	29,736
Tax loss carry-forwards not currently subject to expiration dates	17,691	14,429
Tax loss carry-forwards expires in various years	₨ 14,302	15,307
Tax loss carry-forwards expiration period	2038
Deferred tax liabilities on cumulative earnings of subsidiaries	₨ 59,793	56,391
Minimum alternate tax	0	3,425
Decrease of current tax expense due to tax holidays	₨ 11,458	₨ 11,963	₨ 15,390
Tax incentives per share	₨ 2.03	₨ 2.05	₨ 2.56
Branch profit tax percentage	15.00%
Unused tax losses [member]
Disclosure of income tax expense [line items]
Recognized deferred tax assets of loss carry forward	₨ 1,637	₨ 2,044